Significant Accounting Policies - Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2025
Computers and software [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	20.00%
Computers and software [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	33.00%
Machines [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	7.00%
Machines [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	15.00%
Leasehold improvements [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Leasehold improvements [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Leasehold improvements
Leasehold improvements [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Leasehold improvements
Motor vehicles [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	15.00%
Building [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Annual rates	4.00%